Operating Segments (Tables)	3 Months Ended
Mar. 31, 2024
Operating Segments [Abstract]
Schedule of Reporting on Operating Segments	Reporting on operating segments:
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended March 31, 2024
Revenues	$33,758	$3,978	$37,736
Gross profit	$16,138	$613	$16,751
Unallocated corporate expenses			(12,712)
Finance expenses, net			(1,600)
Income before taxes on income			$2,439
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended March 31, 2023
Revenues	$24,061	$6,649	$30,710
Gross profit	$10,837	$1,002	$11,839
Unallocated corporate expenses			(11,550)
Finance expenses, net			(2,085)
Income before taxes on income			$(1,796)

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Year Ended December 31, 2023
Revenues	$115,458	$27,061	$142,519
Gross profit	$52,116	$3,374	$55,490
Unallocated corporate expenses			(45,426)
Finance expenses, net			(1,635)
Income before taxes on income			$8,429

Schedule of Reporting on Operating Segments Geographic Region	Reporting on operating segments by geographic region:
	Three months period ended March 31, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$25,849	$-	$25,849
Israel	1,832	3,978	5,810
Canada	3,281	-	3,281
Europe	246	-	246
Latin America	1,116	-	1,116
Asia	1,434	-	1,434
	$33,758	$3,978	$37,736

	Three months period ended March 31, 2023
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$13,598	$-	$13,598
Israel	994	6,649	7,643
Canada	3,232	-	3,232
Europe	3,334	-	3,334
Latin America	1,316	-	1,316
Asia	1,550	-	1,550
Others	38	-	38
	$24,061	$6,649	$30,710
	Year ended December 31, 2023
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Geographical markets
U.S.A	$73,741	$-	$73,741
Israel	4,236	27,060	31,296
Canada	11,162	-	11,162
Europe	7,088	-	7,088
Latin America	12,928	-	12,928
Asia	6,147	-	6,147
Others	157	-	157
	$115,459	$27,060	$142,519